DUNDEEWEALTH FUNDS

1160 WEST SWEDESFORD ROAD, SUITE 140

BERWYN, PA 19312

April 29, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:          DundeeWealth Funds (the “Registrant”)

(Registration Nos: 333-135371 and 811-21913)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are:  (i) a supplement to the Registrant’s prospectuses and statements of additional information; and (ii) an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

Please telephone the undersigned at 610.854.0902 if you have any questions.

Very truly yours,

/s/ David C. Lebisky
David C. Lebisky
Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase